SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of contract liabilities	We have the following amounts recorded for contract liabilities:

	December 31
	2020	2019
Unearned revenue	$2,101,325	$2,178,086